Submission	Aug. 09, 2024
Submission [Line Items]
Central Index Key	0001618921
Registrant Name	Walgreens Boots Alliance, Inc.
Registration File Number	333-261730
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES